Capital Management - Additional Information (Details) - CAD ($)	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Risk Management [Abstract]
Dividends payable to shareholders	$ 0
Total managed capital	$ 1,251,660,000	$ 650,056,000